UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2003

Institutional Investment Manager Filing this Report:

Name: 		Siphron Capital Management
Address:	280 South Beverly Drive, suite 412
		Beverly Hills, CA 90212

13F File Number:  28-3316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report:

Name:		Melissa Siphron, CFA
Title:		Operations Manager
Phone:		310-858-7281
Signature, Place, and Date of Signing:

Melissa Siphron   Beverly Hills, California	November 13, 2003

Report Type (Check only one) :

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.




I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES EXCHANGE ACT OF 1934.





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  31

Form 13F Information Table Value Total:  265151

                                 Form 13F INFORMATION TABLE
                                          VALUE   QUANTITY  SH/ PUT/ INV   OTH VTG
NAME OF ISSUER        CLASS  CUSIP      (X$1000) OF SHARES  PRN CALL DSCRN MGR AUT
----------------      -----  --------    ------- --------   ---  --- ----- --- ----
Abbott Laboratories   COM    002824100   8,791    206,600   SH   NA  SOLE  NA  SOLE
Adobe Systems         COM    00724F101   8,867    225,100   SH   NA  SOLE  NA  SOLE
Agilent               COM    00846U101   4,828    218,383   SH   NA  SOLE  NA  SOLE
American Express      COM    025816109   9,555    212,020   SH   NA  SOLE  NA  SOLE
Automatic Data Proc.  COM    053015103   6,254    174,450   SH   NA  SOLE  NA  SOLE
Baxter International  COM    071813109   3,423    117,800   SH   NA  SOLE  NA  SOLE
Berkshire Hathaway B  COM    084670207  13,695      5,487   SH   NA  SOLE  NA  SOLE
Berkshire Hathaway    COM    084670108     300          4   SH   NA  SOLE  NA  SOLE
Block H&R             COM    093671105   7,780    180,300   SH   NA  SOLE  NA  SOLE
Coca-Cola             COM    191216100  10,815    251,750   SH   NA  SOLE  NA  SOLE
Dell Inc.             COM    24702R101  12,362    369,900   SH   NA  SOLE  NA  SOLE
Gannett Co.           COM    364730101  10,222    131,800   SH   NA  SOLE  NA  SOLE
Gillette              COM    375766102  10,528    329,200   SH   NA  SOLE  NA  SOLE
Goldman Sachs         COM    38141G104  10,789    128,600   SH   NA  SOLE  NA  SOLE
Hershey Foods         COM    427866108  11,124    153,050   SH   NA  SOLE  NA  SOLE
Hewlett-Packard Co.   COM    428236103   5,691    293,950   SH   NA  SOLE  NA  SOLE
Johnson & Johnson     COM    478160104   8,398    169,590   SH   NA  SOLE  NA  SOLE
McDonald's Corp.      COM    580135101  10,418    442,567   SH   NA  SOLE  NA  SOLE
Merck & Co.           COM    589331107  10,173    200,960   SH   NA  SOLE  NA  SOLE
Microsoft Corp.       COM    594918104   8,382    301,500   SH   NA  SOLE  NA  SOLE
Moody's Corporation   COM    615369105   6,135    111,600   SH   NA  SOLE  NA  SOLE
Morgan Stanley        COM    617446448   8,843    175,250   SH   NA  SOLE  NA  SOLE
NIKE, Inc. 'B'        COM    654106103  11,702    192,400   SH   NA  SOLE  NA  SOLE
Omnicom Group         COM    681919106   6,470     90,050   SH   NA  SOLE  NA  SOLE
Oracle                COM    68389X105   7,496    666,300   SH   NA  SOLE  NA  SOLE
PepsiCo, Inc.         COM    713448108  11,251    245,500   SH   NA  SOLE  NA  SOLE
Pfizer, Inc.          COM    717081103   5,988    197,100   SH   NA  SOLE  NA  SOLE
Stryker Corp.         COM    863667101   7,038     93,450   SH   NA  SOLE  NA  SOLE
Symantec Corp.        COM    871503108   6,963    110,200   SH   NA  SOLE  NA  SOLE
Wal-Mart Stores       COM    931142103  11,069    198,200   SH   NA  SOLE  NA  SOLE
Wrigley (Wm.) Jr.     COM    982526105   9,801    177,240   SH   NA  SOLE  NA  SOLE
